Summary of Significant Accounting Policies (Detail) - Holicity Inc. - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary Of Significant Accounting Policies [Line Items]
Amount of offering cost		$ 16,900,000
Income tax rate	0.00%	0.00%
Initial public offering and private placement shares (in Shares)	15,333,333	15,333,333
Interest earned on marketable securities held in Trust Account	$ 14,038	$ 46,957
Income taxes	14,000
Federal depository insurance coverage limit		250,000
Cash	500,000	1,000,000
Working capital deficit	400,000
Sponsor payment	$ 25,000
Warrant Liabilities [Member]
Summary Of Significant Accounting Policies [Line Items]
Amount of offering cost		700,000
Over Allotments [Member]
Summary Of Significant Accounting Policies [Line Items]
Amount of offering cost		$ 16,200,000
Common Class A
Summary Of Significant Accounting Policies [Line Items]
Subject to possible redemption, share (in Shares)	23,826,936	25,823,193
Income taxes		$ 47,000